Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 16,401	$ 9,246	$ 5,190
Commercial paper		16,156	15,453	14,413
Other short-term debt		3,877	2,468	2,235
Short-term debt	[1]	36,434	27,167	21,837
Senior unsecured debt other than TLAC		21,751	20,590	22,356
of which: issued by UBS AG with original maturity greater than one year	[2]	21,729	20,576	22,349
Covered bonds		2,605	2,570	2,633
Subordinated debt		7,598	7,551	7,431
of which: low-trigger loss-absorbing tier 2 capital instruments		7,063	7,017	6,892
of which: non-Basel III-compliant tier 2 capital instruments		534	534	540
Debt issued through the Swiss central mortgage institutions		8,795	8,597	8,574
Other long-term debt		3	3	4
Long-term debt	[3]	40,752	39,312	40,998
Total debt issued measured at amortized cost	[4]	$ 77,186	$ 66,479	$ 62,835
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%	100.00%

[1]	Debt with an original contractual maturity of less than one year
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2020, 100% of the balance was unsecured (31 March 2020: 100% of the balance was unsecured; 31 December 2019: 100% of the balance was unsecured).

[3]	Debt with an original contractual maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.